Earnings per share	6 Months Ended
Sep. 30, 2017
Earnings per share
Earnings per share

10. Earnings per share:

A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2016	2017
Basic—
Net income attributable to NHI shareholders	¥108,005	¥108,706
Weighted average number of shares outstanding	3,588,288,755	3,530,324,525
Net income attributable to NHI shareholders per share	¥30.10	¥30.79

Diluted—
Net income attributable to NHI shareholders	¥107,955	¥108,664
Weighted average number of shares outstanding	3,673,595,813	3,598,185,304
Net income attributable to NHI shareholders per share	¥29.39	¥30.20

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2016	2017
Basic—
Net income attributable to NHI shareholders	¥61,180	¥51,850
Weighted average number of shares outstanding	3,577,779,123	3,526,321,204
Net income attributable to NHI shareholders per share	¥17.10	¥14.70

Diluted—
Net income attributable to NHI shareholders	¥61,130	¥51,825
Weighted average number of shares outstanding	3,664,869,847	3,586,187,615
Net income attributable to NHI shareholders per share	¥16.68	¥14.45

Net income attributable to NHI shareholders is adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the six and the three months ended September 30, 2016 and 2017, arising from options to purchase common shares issued by subsidiaries and affiliates.

The weighted average number of shares used in the calculation of diluted earnings per share (“EPS”) reflects the increase in potential issuance of common shares arising from stock-based compensation plans issued by the Company, which would have minimal impact on EPS for the six and the three months ended September 30, 2016 and 2017.

Antidilutive stock options to purchase 11,581,900 common shares were not included in the computation of diluted EPS for the six and the three months ended September 30, 2016, respectively. Antidilutive stock options to purchase 10,483,100 common shares were not included in the computation of diluted EPS for the six and the three months ended September 30, 2017, respectively.